MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

April 15, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Liquidity Funds
File Nos. 333-104972; 811-21339

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Liquidity Funds (“Registrant”), we hereby submit for filing pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectuses for the Registrant dated February 28, 2020. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 26, 2020 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai